[SUTHERLAND ASBILL & BRENNAN LLP]

STEPHEN E. ROTH
DIRECT LINE: 202.383.0158
E-mail: steve.roth@sutherland.com

May 8, 2013

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Kansas City Life Insurance Company and Kansas City Life Variable Life Separate Account (File Nos. 333-69508 and 811-09080)

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended and on behalf of Kansas City Life Insurance Company and Kansas City Life Variable Life Separate Account (the “Separate Account”), we certify that the form of prospectus and the form of the statement of additional information that would have been filed pursuant to paragraph (c) of Rule 497 does not differ from the form of prospectus and statement of additional information contained in Post-Effective Amendment No. 13 to the Registration Statement for the Separate Account.  The text of this amendment was filed electronically on May 1, 2013 and became effective on May 1, 2013.

If you have any questions regarding this filing, please call the undersigned at (202) 383-0158 or Lorna MacLeod at (202) 383-0817.

Sincerely,

/s/ Stephen E. Roth

Stephen E. Roth

SER/atn
cc:	Marc Bensing Lorna MacLeod